CORPORATE RESTRUCTURING COSTS (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Restructuring Cost and Reserve [Line Items]
Cumulative recoverable restructuring costs	$ 158
Employee Severance
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs incurred	86
Lease Commitments
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs incurred	$ 61